May 4, 2001



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:      Variable Account A of
         First Fortis Life Insurance Company
         File No. 33-71686 (Masters)
         CIK No. 0000914805

Pursuant to Rule 497(j) under the Securities Act of 1933, First Fortis Life Insurance Company, on behalf of Separate Account A, certifies that:

1) the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-Effective Amendment No. 10) filed April 17, 2001.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Attorney